Trade Receivables - Schedule of Trade Receivables by Their Gross Amount by Maturity Period (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Receivables by Their Gross Amount by Maturity Period [Abstract]
Total	R$ 2,213	R$ 1,214
Due	R$ 2,204	R$ 1,202
Overdue less than 30 days	8	5
Overdue over 30 days	1	7